Derivative Instruments and Hedging	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging
6. Derivative Financial Instruments and Hedging
Notional Amount of Foreign Currency Contracts
Our foreign currency contracts are denominated in NIS and Euro. The gross notional amounts of outstanding foreign currency contracts in U.S. dollar were as follows:

	As of December 31,
	2025	2024
	(in thousands)
Derivatives Designated as Hedging Instruments:
Foreign currency contracts	$14,932	$27,432
Derivatives Not Designated as Hedging Instruments:
Foreign currency contracts	6,870	—
Total derivative instruments	$21,802	$27,432
Effect of Foreign Currency Contracts on the Consolidated Statements of Operations
The effect of foreign currency contracts on the Consolidated Statements of Operations during the periods presented were as follows:

	Derivatives Designated as Hedging Instruments			Derivatives Not Designated as Hedging Instruments
	Year Ended December 31,			Year Ended December 31,
	2025	2024	2023	2025	2024	2023
	(in thousands)
Statement of Operations Location:
Revenue	$(1,444)	$526	$168	$—	$—	$—
Cost of revenue	43	(9)	(146)	—	—	—
Research and development	2,206	(337)	(2,659)	—	—	—
Sales and marketing	913	(128)	(1,051)	—	—	—
General and administrative	1,214	(179)	(1,263)	—	—	—
Other income (expense), net	—	—	—	(935)	208	(534)
Total gain (loss) recognized in earnings	$2,932	$(127)	$(4,951)	$(935)	$208	$(534)
Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Profit (Loss)
The following table represents the net unrealized gains (losses) of foreign currency contracts designated as hedging instruments, net of tax, that were recorded in accumulated other comprehensive profit (loss) during the periods presented, and their effect on other comprehensive profit (loss) for the periods presented:

Net Unrealized Gains (Losses) on Derivatives Designated as Hedging Instruments
(in thousands)
Balance as of December 31, 2022	$(1,707)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	6,585
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(4,951)
Other comprehensive profit (loss)	1,634
Balance as of December 31, 2023	$(73)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	1,026
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(127)
Other comprehensive profit (loss)	899
Balance as of December 31, 2024	$826
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	(3,743)
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	2,932
Other comprehensive profit (loss)	(811)
Balance as of December 31, 2025	$15
`
As of December 31, 2023, $0.1 million of net deferred losses were recorded in accumulated other comprehensive profit (loss) and were recognized during the year ended December 31, 2024 in the same financial statement line item as the hedged items. As of December 31, 2024, $0.8 million of net deferred gains were recorded in accumulated other comprehensive profit (loss) of which were recognized during the year ended December 31, 2025 in the same financial statement line item in the Consolidated Statements of Operations to which the derivative relates. As of December 31, 2025, $15 thousand of net deferred gains were recorded in accumulated other comprehensive profit (loss) of which all are expected to be recognized in the same financial statement line item in the Consolidated Statements of Operations to which the derivative relates over the next twelve months.